Fair Value Measurement (Details 1) $ in Thousands	12 Months Ended
Jan. 31, 2018 NZD ($)
Disclosure of fair value measurement [Line Items]
Balance at 31 January 2017	$ 110,276
Balance at 31 January 2018	93,806
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement [Line Items]
Balance at 31 January 2017	4,112
Changes in fair value	1,110
Conversion	(4,112)
Balance at 31 January 2018	$ 1,110